Intangible assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2003
Intangible assets
Goodwill	€ 1,297	€ 1,265
France
Intangible assets
Discount rate applied to cash flow projections	4.60%
Greece
Intangible assets
Discount rate applied to cash flow projections	4.80%
Gas Distribution Company of Thessaloniki Thessaly SA
Intangible assets
Percentage of voting equity interests acquired			51.00%
Evolvere
Intangible assets
Goodwill recognised as of acquisition date	€ 66
Percentage of voting equity interests acquired	70.00%
CGU Domestic Market
Intangible assets
Goodwill recognised as of acquisition date				€ 706
Period over which management has projected cash flows	4 years
Growth rate used to extrapolate cash flow projections	0.00%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 2,856
CGU Domestic Market | Italy
Intangible assets
Discount rate applied to cash flow projections	4.30%
CGU Foreign Market | Gas Distribution Company of Thessaloniki Thessaly SA
Intangible assets
Goodwill	€ 45
Percentage of voting equity interests acquired			51.00%
Percentage of voting equity interests before acquisition			49.00%
CGU Foreign Market | Eni Gas and Power France SA
Intangible assets
Goodwill	95
Accumulated impairment
Intangible assets
Goodwill	(2,457)
Capitalized costs for customer acquisition
Intangible assets
Intangible assets other than goodwill	262	226
Concessions, licenses, trademarks and similar items
Intangible assets
Intangible assets other than goodwill	88	102
Transport rights of natural gas
Intangible assets
Intangible assets other than goodwill	25	30
Intangible assets in progress
Intangible assets
Intangible assets other than goodwill	€ 78	€ 78